Segment Information	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Segment information

1 Segment information

Management has determined, based on the reports reviewed by the chief operating decision maker that are used to make strategic decisions, that the group has one reportable segment being the research, development and commercialization of health technologies. As such, the financial information presented in the body of the financial report represents the results of the Group’s sole operating segment. The CODM continues to monitor and review the appropriateness of this segment determination on a regular basis.